SHAREHOLDERS’ EQUITY AND NET INCOME PER COMMON SHARE - Earnings Per Share Reconciliation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share Reconciliation [Abstract]
Net income	$ 18,572	$ 17,502	$ 16,877	$ 15,590	$ 18,461	$ 13,810	$ 18,528	$ 15,991	$ 68,541	$ 66,790	$ 59,067
Weighted average shares outstanding (in shares)									20,758	20,892	20,976
Stock units for deferred compensation plan for non-employee directors (in shares)									175	180	160
Performance share units (in shares)									28	31	23
Effect of stock options (in shares)									2	3	11
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)									20,963	21,106	21,170
Net income per common share
Basic (in dollars per share)	$ 0.90	$ 0.85	$ 0.81	$ 0.74	$ 0.88	$ 0.66	$ 0.89	$ 0.77	$ 3.30	$ 3.20	$ 2.82
Diluted (in dollars per share)	$ 0.89	$ 0.84	$ 0.81	$ 0.74	$ 0.87	$ 0.65	$ 0.88	$ 0.76	$ 3.27	$ 3.16	$ 2.79